Prepayments and Other Assets - Summary of Other Assets (Parenthetical) (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Allowance for doubtful accounts	¥ 0	¥ 0
Minimum
Use of content period of use	6 months
Maximum
Use of content period of use	12 months